S000073837 [Member] Investment Objectives and Goals - iShares ESG Optimized MSCI USA Min Vol Factor ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® ESG OPTIMIZED MSCI USA MIN VOL FACTOR ETF Ticker: ESMVStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares ESG Optimized MSCI USA Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization equities that, in aggregate, have lower volatility characteristics, reduced carbon exposure and improved environmental, social and governance quality characteristics relative to the parent index.